Stockholders’ Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stockholders’ Equity (Textual)
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock subject to possible redemption	18,598,256	18,926,577
Percentage of common stock outstanding	20.00%
Warrants [Member]
Stockholders’ Equity (Textual)
Description of warrants exercisable	(a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).
Description of warrants for redemption	The Company may call the warrants for redemption: ● at a price of $0.01 per warrant; ● upon a minimum of 30 days' prior written notice of redemption; ● if, and only if, the last reported closing price of the Company's Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and; ● if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and a current prospectus relating to those shares of Class A common stock is available throughout the 30-day trading period referred to above.
Common Class F [Member]
Stockholders’ Equity (Textual)
Common stock, authorized	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	5,000,000	5,750,000
Common stock, outstanding	5,000,000	5,750,000
Description of voting rights of common stock	Entitled to one vote for each share.
Class A Common Stock [Member]
Stockholders’ Equity (Textual)
Common stock, authorized	250,000,000	250,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	1,651,744	1,323,423
Common stock, outstanding	1,651,744	1,323,423
Description of voting rights of common stock	Entitled to one vote for each share.